UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [_]; Amendment Number: ______
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Westchester Capital Management, Inc.
Address: 801 N. 96th Street, Omaha, NE 68114

Form 13F File Number: 28- 12425

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Cindy L Christensen
Title: Executive VP & COO
Phone: (402) 392-2418

Signature, Place, and Date of Signing:

/s/Cindy L Christensen                 Omaha, NE              October 31, 2008
----------------------                 ---------              ----------------
     [Signature]                     [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                 0

Form 13F Information Table Entry Total:                           77

Form 13F Information Table Value Total:                      $93,414
                                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                        TITLE                      SHRS OR     VALUE  INVESTMENT     VOTING AUTORITY
             NAME OF ISSUER             OF CLASS         CUSIP     PRN AMT   (x$1000) DISCRETION   SOLE  SHARED   NONE
3M Company                              common stock   88579Y101       59425     4059      Y        X
ACI Worldwide, Inc.                     common stock   004498101        200         4      Y        X
AT&T                                    common stock   00206R102        1820       51      Y        X
American Electric Power                 common stock   025537101        481        18      Y        X
American Express                        common stock   025816109        1000       35      Y        X
American Oriental Engineering           common stock   028731107        300         2      Y        X
Amgen Inc.                              common stock   031162100       76633     4542      Y        X
Anheuser-Busch Incorporated             common stock   035229103       55958     3631      Y        X
BP PLC                                  common stock   055622104       55663     2793      Y        X
Berkshire Hathaway Class B              common stock   084670207        1120     4922      Y        X
Boeing Corporation                      common stock   097023105       63300     3630      Y        X
Bristol-Myers Company                   common stock   110122108       84040     1752      Y        X
BroadVision, Inc.                       common stock   111412607         16         0      Y        X
CVS Caremark                            common stock   126650100       153929    5181      Y        X
Casey's General Stores                  common stock   147528103        500        15      Y        X
Caterpillar Inc.                        common stock   149123101       70444     4198      Y        X
Chevron Corporation                     common stock   166764100        1329      110      Y        X
Coca-Cola Company                       common stock   191216100        1877       99      Y        X
Companhia Vale do Rio Doce              common stock   204412209         60         1      Y        X
ConocoPhillips                          common stock   20825C104        331        24      Y        X
Corn Products International             common stock   219023108         34         1      Y        X
Devon Energy Corporation                common stock   25179M103       64327     5867      Y        X
Dow Chemical Company                    common stock   260543103        775        25      Y        X
EMC Corporation                         common stock   268648102        3100       37      Y        X
Embarq Corporation                      common stock   29078E105         20         1      Y        X
Exxon Mobil Corporation                 common stock   30231G102        1073       83      Y        X
General Electric Company                common stock   369604103       148936    3798      Y        X
Gentex Corporation                      common stock   371901109        4100       59      Y        X
Global Crossing Limited                 common stock   G3921A100         6          0      Y        X
Great Plains Energy Inc.                common stock   391164100        797        18      Y        X
Grey Wolf, Inc.                         common stock   397888108        200         2      Y        X
Honda Motor Corporation                 common stock   438128308       129225    3891      Y        X
Idearc, Inc.                            common stock   451663108         1          0      Y        X
Iron Mountain, Inc.                     common stock   462846106         52         1      Y        X
Johnson & Johnson                       common stock   478160104       67376     4668      Y        X
Kimberly-Clark Corporation              common stock   494368103       60709     3936      Y        X
Kinder Morgan Energy Partners           common stock   494550106         26         1      Y        X
Level 3 Communications Inc.             common stock   52729N100        2970        8      Y        X
Mediabay, Inc.                          common stock   58446J207         14         0      Y        X
Medtronic Inc.                          common stock   585055106        396        20      Y        X
Merrill Lynch Biotech Holders Trust     common stock   09067D201        100        18      Y        X
Microsoft Corporation                   common stock   594918104       156975    4190      Y        X
Motorola Inc.                           common stock   620076109        450         3      Y        X
Nortel Networks Corporation             common stock   656568508         5          0      Y        X
Oracle Corporation                      common stock   68389X105        1200       24      Y        X
Palm, Inc.                              common stock   696643105        202         1      Y        X
Pfizer Inc.                             common stock   717081103       157399    2902      Y        X
PowerShares Water Resource              common stock   73935X575       249875    4598      Y        X
Procter & Gamble                        common stock   742718109        1050       73      Y        X
Progress Energy, Inc.                   common stock   743263105        1000       43      Y        X
Schlumberger Limited                    common stock   806857108        400        31      Y        X
Southern Company                        common stock   842587107        1050       40      Y        X
Sports Concepts, Inc.                   common stock   84917X103         14         0      Y        X
Sprint Nextel Corporation               common stock   852061100        387         2      Y        X
Starbucks Corporation                   common stock   855244109        540         8      Y        X
Suncor Energy, Inc.                     common stock   867229106        550        23      Y        X
Teco Energy Inc.                        common stock   872375100        3000       47      Y        X
Telecom Holders Trust                   common stock   87927P200        100         3      Y        X
The Bank of New York Mellon Company     common stock   064058100       90091     2935      Y        X
Tsakos                                  common stock   G9108L108       173456    5145      Y        X
U.S. Bancorp                            common stock   902973304       114507    4125      Y        X
Valero Energy Corporation               common stock   91913Y100       89350     2707      Y        X
Valmont Industries Inc.                 common stock   920253101        200        17      Y        X
Vodafone Group PLC ADR                  common stock   92857W209         51         1      Y        X
Wal-Mart Stores                         common stock   931142103       95072     5694      Y        X
Walgreen Company                        common stock   931422109        100         3      Y        X
Warner Music Group Corporation          common stock   934550104         60         0      Y        X
Waste Management, Inc.                  common stock   94106L109        100         3      Y        X
Western Union                           common stock   959802109         60         1      Y        X
Worldcom, Inc.                          common stock   98157D106         22         0      Y        X
Wyeth                                   common stock   983024100        1300       48      Y        X
Xerox Corporation                       common stock   984121103        100         1      Y        X
Yukon-Nevada Gold Corporation           common stock   98849Q101         40         0      Y        X
Zimmer Holdings, Inc.                   common stock   98956P102       50150     3238      Y        X
General Motors Series A 4.50%           pref stock     370442741        575         7      Y        X
Red Oak Hereford Farms 4% Cum
  Convertible                           pref stock     756990875        2000        0      Y        X
Washington Mutual Income Units          pref stock     939322848        225         0      Y        X